SEGMENT REPORTING (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%
Changhai Hospital | Sales Revenue, Net
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		12.50%